Stock-Based Compensation (Details 5) (Service-based restricted share units, USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Service-based restricted share units
Restricted Share Units
Outstanding at the beginning of the period (in shares)	800
Awarded (in shares)	2,951
Vested (in shares)	(203)
Cancelled (in shares)	(41)
Outstanding at the end of the period (in shares)	3,507	800
Weighted-Average Grant Date Fair Value
Outstanding at the beginning of the period (in dollars per share)	$ 13.19
Awarded (in dollars per share)	$ 17.11
Vested (in dollars per share)	$ 13.19
Cancelled (in dollars per share)	$ 17.23
Outstanding at the end of the period (in dollars per share)	$ 16.44	$ 13.19
Unrecognized compensation cost	$ 47,700,000
Expected weighted-average recognition period for unrecognized compensation cost	3 years 6 months
Total fair value vested	$ 2,700,000	$ 0